Quarterly Holdings Report
for
Fidelity® Series Real Estate Income Fund
October 31, 2023
SRE-NPRT1-1223
1.924315.112
Common Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (a)(b)	37,800	378
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Retail Value, Inc. (a)(c)	24,066	0
TOTAL COMMON STOCKS (Cost $1,066,276)		378

Preferred Stocks - 26.7%
	Shares	Value ($)
Convertible Preferred Stocks - 2.1%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
Great Ajax Corp. 7.25%	100,550	2,403,145

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
LXP Industrial Trust (REIT) Series C, 6.50%	68,019	2,821,759

TOTAL CONVERTIBLE PREFERRED STOCKS		5,224,904
Nonconvertible Preferred Stocks - 24.6%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge, Inc. Series 1, U.S. TREASURY 5 YEAR INDEX + 3.140% 5.949% (d)(e)	20,325	377,639
Global Partners LP:
3 month U.S. LIBOR + 6.770% 9.75%(d)(e)	1,825	45,041
Series B, 9.50%	12,200	310,673
		733,353
FINANCIALS - 10.5%
Mortgage Real Estate Investment Trusts - 10.5%
AGNC Investment Corp.:
6.125%(d)	61,500	1,229,385
6.875%(d)	65,750	1,376,148
Series C, CME Term SOFR 3 Month Index + 5.110% 7.00%(d)(e)	41,899	1,018,984
Series E, 6.50%(d)	46,750	999,048
Annaly Capital Management, Inc.:
6.75%(d)	27,900	645,885
Series F, 3 month U.S. LIBOR + 4.990% 6.95%(d)(e)	83,400	2,026,620
Series G, 3 month U.S. LIBOR + 4.170% 6.50%(d)(e)	70,990	1,650,518
Arbor Realty Trust, Inc.:
Series D, 6.375%	12,400	199,144
Series F, 6.25%(d)	14,100	244,212
Chimera Investment Corp.:
Series B, 8.00%(d)	104,658	2,207,237
Series C, 7.75%(d)	102,541	1,782,163
Dynex Capital, Inc. Series C 6.90% (d)	89,500	1,957,365
Ellington Financial LLC 6.75% (d)	58,522	1,302,115
MFA Financial, Inc.:
6.50%(d)	56,800	1,050,800
Series B, 7.50%	21,768	375,716
PennyMac Mortgage Investment Trust:
8.125%(d)	31,075	655,683
Series B, 8.00%(d)	39,705	830,629
Rithm Capital Corp.:
7.125%(d)	60,467	1,339,344
Series A, 7.50%(d)	64,459	1,461,930
Series C, 6.375%(d)	20,446	396,243
Series D, 7.00%(d)	17,100	341,658
Two Harbors Investment Corp.:
Series A, 8.125%(d)	41,635	821,042
Series B, 7.625%(d)	89,612	1,693,667
		25,605,536
REAL ESTATE - 13.8%
Equity Real Estate Investment Trusts (REITs) - 12.0%
Agree Realty Corp. 4.375%	38,700	625,005
American Homes 4 Rent:
6.25%	18,925	424,677
Series G, 5.875%	37,050	799,539
Armada Hoffler Properties, Inc. 6.75%	33,250	671,318
Ashford Hospitality Trust, Inc.:
Series F, 7.375%	33,135	336,320
Series H, 7.50%	31,175	310,503
Series I, 7.50%	12,911	138,793
Braemar Hotels & Resorts, Inc. Series D, 8.25%	5,450	86,383
Cedar Realty Trust, Inc.:
7.25%	28,556	391,497
Series C, 6.50%	43,500	446,310
Centerspace Series C, 6.625%	57,700	1,287,864
CTO Realty Growth, Inc. 6.375%	20,000	353,200
DiamondRock Hospitality Co. 8.25%	34,900	882,272
Gladstone Commercial Corp.:
6.625%	41,125	798,648
Series G, 6.00%	64,500	1,087,148
Gladstone Land Corp. Series D, 5.00%	60,000	1,422,000
Global Medical REIT, Inc. Series A, 7.50%	27,461	651,650
Global Net Lease, Inc.:
7.50%	38,171	645,090
Series A, 7.25%	45,925	788,992
Series B 6.875%	47,200	758,976
Series E, 7.375%	44,100	715,302
Healthcare Trust, Inc.:
7.125%	40,300	556,946
Series A 7.375%	33,000	421,080
Hersha Hospitality Trust:
Series C, 6.875%	550	13,662
Series D, 6.50%	24,550	609,577
Hudson Pacific Properties, Inc. Series C, 4.75%	22,900	238,160
National Storage Affiliates Trust Series A, 6.00%	12,325	256,915
Pebblebrook Hotel Trust:
6.30%	37,902	690,953
6.375%	45,192	825,206
6.375%	20,200	352,288
Series H, 5.70%	50,200	806,629
Pennsylvania (REIT):
Series B, 7.375%(a)	56,533	16,960
Series C, 7.20%(a)	9,575	2,825
Series D, 6.875%(a)	27,400	7,951
Prologis (REIT), Inc. Series Q, 8.54%	16,850	916,640
Regency Centers Corp.:
5.875%	28,775	620,389
Series A, 6.25%	51,175	1,178,560
Rexford Industrial Realty, Inc.:
Series B, 5.875%	50,000	1,073,000
Series C, 5.625%	11,775	236,324
Saul Centers, Inc.:
Series D, 6.125%	15,958	318,841
Series E, 6.00%	13,475	273,543
SITE Centers Corp. 6.375%	15,100	299,509
Sotherly Hotels, Inc.:
Series B, 8.00%	12,750	277,695
Series C, 7.875%	19,300	443,900
Spirit Realty Capital, Inc. Series A, 6.00%	16,575	364,650
Summit Hotel Properties, Inc.:
Series E, 6.25%	60,784	1,114,171
Series F, 5.875%	61,000	1,116,910
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	20,000	413,600
Series I, 5.70%	38,700	756,972
UMH Properties, Inc. Series D, 6.375%	63,875	1,299,856
Vornado Realty Trust Series O, 4.45%	1,766	21,351
		29,146,550
Real Estate Management & Development - 1.8%
Brookfield Property Partners LP:
5.75%	7,000	69,300
6.50%	5,875	66,681
Digitalbridge Group, Inc.:
Series H, 7.125%	64,710	1,394,501
Series I, 7.15%	75,785	1,600,579
Series J, 7.15%	53,476	1,117,648
Seritage Growth Properties Series A, 7.00%	1,050	24,910
		4,273,619
TOTAL REAL ESTATE		33,420,169

TOTAL NONCONVERTIBLE PREFERRED STOCKS		59,759,058
TOTAL PREFERRED STOCKS (Cost $76,352,239)		64,983,962

Corporate Bonds - 37.3%
	Principal Amount (f)	Value ($)
Convertible Bonds - 0.8%
FINANCIALS - 0.8%
Mortgage Real Estate Investment Trusts - 0.8%
PennyMac Corp. 5.5% 11/1/24	1,294,000	1,258,415
Two Harbors Investment Corp. 6.25% 1/15/26	904,000	809,532
		2,067,947
Nonconvertible Bonds - 36.5%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/28 (g)	1,555,000	1,188,767
Lamar Media Corp. 4% 2/15/30	875,000	740,338
		1,929,105
CONSUMER DISCRETIONARY - 2.8%
Hotels, Restaurants & Leisure - 1.8%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(g)	1,500,000	1,185,710
4% 5/1/31(g)	500,000	414,083
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (g)	740,000	585,994
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (g)	1,570,000	1,290,132
Times Square Hotel Trust 8.528% 8/1/26 (g)	899,499	887,457
		4,363,376
Household Durables - 1.0%
Century Communities, Inc. 6.75% 6/1/27	1,330,000	1,283,926
M/I Homes, Inc. 3.95% 2/15/30	1,430,000	1,137,508
		2,421,434
TOTAL CONSUMER DISCRETIONARY		6,784,810

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 8.5% 10/30/25 (g)	282,000	277,418

FINANCIALS - 1.2%
Financial Services - 1.2%
Brixmor Operating Partnership LP:
2.5% 8/16/31	1,000,000	735,313
3.85% 2/1/25	1,753,000	1,688,433
4.125% 5/15/29	138,000	120,839
Rexford Industrial Realty LP 2.15% 9/1/31	500,000	362,295
		2,906,880
HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Sabra Health Care LP 5.125% 8/15/26	3,615,000	3,427,801

INDUSTRIALS - 0.6%
Trading Companies & Distributors - 0.6%
Williams Scotsman, Inc.:
4.625% 8/15/28(g)	750,000	666,281
6.125% 6/15/25(g)	648,000	636,693
		1,302,974
REAL ESTATE - 29.6%
Equity Real Estate Investment Trusts (REITs) - 26.2%
Agree LP:
2.9% 10/1/30	500,000	398,213
4.8% 10/1/32	77,000	66,847
American Homes 4 Rent LP:
2.375% 7/15/31	2,000,000	1,486,687
3.625% 4/15/32	1,000,000	807,586
4.25% 2/15/28	2,000,000	1,840,195
American Tower Corp.:
3.8% 8/15/29	1,000,000	875,548
4.05% 3/15/32	1,000,000	838,982
5.55% 7/15/33	1,000,000	920,988
5.65% 3/15/33	2,000,000	1,860,732
5.9% 11/15/33	1,500,000	1,416,643
CBL & Associates LP:
4.6%(c)(h)	3,930,000	0
5.25%(c)(h)	3,629,000	0
5.95%(c)(h)	2,551,000	0
Crown Castle International Corp.:
2.1% 4/1/31	2,000,000	1,480,375
2.25% 1/15/31	1,500,000	1,130,440
2.5% 7/15/31	1,500,000	1,132,843
5.1% 5/1/33	2,000,000	1,776,638
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (g)	2,135,000	1,793,689
CubeSmart LP 4.375% 2/15/29	1,000,000	911,773
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (g)	925,000	700,312
GLP Capital LP/GLP Financing II, Inc.:
4% 1/15/31	1,000,000	813,291
5.25% 6/1/25	2,375,000	2,316,561
5.3% 1/15/29	1,000,000	913,414
Invitation Homes Operating Partnership LP:
2% 8/15/31	1,000,000	720,028
4.15% 4/15/32	1,000,000	834,199
5.5% 8/15/33	3,000,000	2,719,810
Kimco Realty OP, LLC:
4.6% 2/1/33	1,000,000	864,150
6.4% 3/1/34	576,000	565,443
LXP Industrial Trust (REIT) 2.375% 10/1/31	500,000	357,562
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,042,651
5% 10/15/27	3,237,000	2,499,392
NNN (REIT), Inc. 5.6% 10/15/33	634,000	584,375
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	483,000	444,827
4.75% 1/15/28	1,616,000	1,473,915
4.95% 4/1/24	659,000	655,462
5.25% 1/15/26	22,000	21,258
Phillips Edison Grocery Center 2.625% 11/15/31	1,500,000	1,077,393
Prologis LP:
4.875% 6/15/28	1,000,000	961,923
5.125% 1/15/34	1,000,000	915,742
Public Storage 5.1% 8/1/33	1,000,000	926,614
Realty Income Corp.:
3.1% 12/15/29	1,000,000	844,401
4.6% 2/6/24	1,757,000	1,749,414
4.875% 6/1/26	1,593,000	1,551,355
5.625% 10/13/32	1,000,000	943,818
RLJ Lodging Trust LP 4% 9/15/29 (g)	1,000,000	815,000
Safehold Operating Partnership LP:
2.8% 6/15/31	500,000	368,496
2.85% 1/15/32	1,250,000	900,683
SBA Communications Corp. 3.125% 2/1/29	2,500,000	2,067,009
Spirit Realty LP:
3.4% 1/15/30	500,000	411,609
4% 7/15/29	1,000,000	871,772
Sun Communities Operating LP 2.7% 7/15/31	2,500,000	1,865,820
UDR, Inc. 3% 8/15/31	500,000	396,022
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29(g)	1,960,000	1,272,839
10.5% 2/15/28(g)	1,000,000	962,954
Uniti Group, Inc. 6% 1/15/30 (g)	1,040,000	630,535
Ventas Realty LP:
2.5% 9/1/31	500,000	376,077
4.4% 1/15/29	2,000,000	1,828,898
VICI Properties LP 5.125% 5/15/32	1,000,000	864,158
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (g)	3,095,000	2,677,052
WP Carey, Inc.:
2.45% 2/1/32	1,000,000	735,403
4% 2/1/25	422,000	410,806
4.25% 10/1/26	459,000	438,287
XHR LP 6.375% 8/15/25 (g)	750,000	727,499
		63,856,408
Real Estate Management & Development - 3.4%
CBRE Group, Inc. 5.95% 8/15/34	2,250,000	2,045,662
Digital Realty Trust LP 5.55% 1/15/28	1,000,000	969,440
DTZ U.S. Borrower LLC 6.75% 5/15/28 (g)	875,000	798,061
Extra Space Storage LP 5.5% 7/1/30	1,000,000	945,882
Howard Hughes Corp.:
4.125% 2/1/29(g)	665,000	533,663
5.375% 8/1/28(g)	970,000	852,737
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,640,000	1,927,200
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 6/15/27 (g)	202,000	189,375
		8,262,020
TOTAL REAL ESTATE		72,118,428

TOTAL NONCONVERTIBLE BONDS		88,747,416
TOTAL CORPORATE BONDS (Cost $99,818,368)		90,815,363

Asset-Backed Securities - 3.0%
	Principal Amount (f)	Value ($)
American Homes 4 Rent Series 2015-SFR2:
Class E, 6.07% 10/17/52 (g)	1,624,000	1,587,948
Class XS, 0% 10/17/52 (c)(d)(g)(i)	884,058	9
FirstKey Homes Trust:
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (g)	1,250,000	1,062,358
Series 2021-SFR2 Class F1, 2.908% 9/17/38 (g)	500,000	424,734
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (g)	427,750	313,426
Series 2021-2 Class G, 4.505% 12/17/26 (g)	962,650	808,458
Series 2021-3 Class F, 4.242% 1/17/41 (g)	1,327,526	1,080,872
Progress Residential Trust Series 2021-SFR2 Class H, 4.998% 4/19/38 (g)	1,533,000	1,368,767
Tricon American Homes Series 2017-SFR2 Class F, 5.104% 1/17/36 (g)	628,000	624,594
TOTAL ASSET-BACKED SECURITIES (Cost $8,260,658)		7,271,166

Commercial Mortgage Securities - 23.1%
	Principal Amount (f)	Value ($)
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (g)	625,000	302,069
Series 2017-BNK8 Class E, 2.8% 11/15/50 (g)	1,848,000	595,686
Benchmark Mortgage Trust sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(g)	573,000	29,172
Class 225E, 3.2943% 12/15/62 (c)(d)(g)	859,000	21,243
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, CME Term SOFR 1 Month Index + 2.960% 8.2995% 8/15/38 (d)(e)(g)	101,405	72,664
Class G, CME Term SOFR 1 Month Index + 3.960% 9.2995% 8/15/38 (d)(e)(g)	236,927	159,472
BX Commercial Mortgage Trust:
floater Series 2021-VINO Class G, CME Term SOFR 1 Month Index + 4.060% 9.4008% 5/15/38 (d)(e)(g)	1,132,987	1,077,325
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (d)(g)	1,505,000	1,164,158
Class E, 3.5488% 3/11/44 (d)(g)	2,018,000	1,494,489
Bx Commercial Mortgage Trust 2 floater Series 2019-IMC Class G, CME Term SOFR 1 Month Index + 3.640% 8.9803% 4/15/34 (d)(e)(g)	819,000	799,085
BX Trust:
floater:
Series 2019-XL Class J, CME Term SOFR 1 Month Index + 2.760% 8.099% 10/15/36 (d)(e)(g)	1,592,900	1,554,195
Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2495% 6/15/38 (d)(e)(g)	928,405	878,060
Series 2022-LBA6 Class F, CME Term SOFR 1 Month Index + 3.350% 8.6845% 1/15/39 (d)(e)(g)	700,000	666,571
Series 2019-OC11 Class E, 3.944% 12/9/41 (d)(g)	3,666,000	2,849,126
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.340% 8.68% 9/15/33 (d)(e)(g)	735,000	379,779
Class G, CME Term SOFR 1 Month Index + 5.350% 10.6863% 9/15/33 (d)(e)(g)	735,000	304,386
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)	1,299,000	1,036,642
Series 2012-CR1 Class G, 2.462% 5/15/45 (c)(g)	129,223	2,570
Series 2017-CD4 Class D, 3.3% 5/10/50 (g)	213,000	125,804
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (g)	31,000	20,170
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2 Class F, 4.25% 8/15/45 (g)	783,000	598,604
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6659% 6/15/34 (e)(g)	800,000	300,059
Credit Suisse Mortgage Trust floater Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 9.3015% 11/15/23 (d)(e)(g)	1,000,000	999,063
CSAIL Commercial Mortgage Trust Series 2017-C8 Class D, 4.4329% 6/15/50 (d)(g)	1,766,000	1,138,823
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6487% 10/15/51 (d)	1,000,000	739,143
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3589% 8/10/44 (d)(g)	527,583	436,575
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, CME Term SOFR 1 Month Index + 2.640% 8.232% 7/15/35 (d)(e)(g)	669,000	69,120
Series 2011-GC5:
Class C, 5.1533% 8/10/44 (d)(g)	101,000	70,448
Class D, 5.1533% 8/10/44 (d)(g)	759,236	223,687
Class E, 5.1533% 8/10/44 (d)(g)	848,000	84,945
Class F, 4.5% 8/10/44 (c)(g)	677,000	2,375
Series 2012-GCJ9 Class E, 4.6004% 11/10/45 (c)(d)(g)	355,000	287,478
Series 2013-GC16 Class F, 3.5% 11/10/46 (g)	1,510,000	1,243,327
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (d)(g)	2,515,000	2,215,679
IMT Trust Series 2017-APTS Class EFX, 3.4966% 6/15/34 (d)(g)	1,693,000	1,624,587
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (g)	504,000	453,644
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (g)	1,624,000	1,185,908
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2644% 6/15/51 (c)(d)(g)	302,000	174,798
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.6535% 10/9/42 (d)(g)	500,000	261,315
Series 2011-C3:
Class E, 5.5256% 2/15/46 (d)(g)	3,467,000	1,316,258
Class G, 4.409% 2/15/46 (d)(g)	1,680,000	179,379
Class H, 4.409% 2/15/46 (c)(d)(g)	1,320,000	100,958
Series 2012-CBX:
Class E, 4.6897% 6/15/45 (d)(g)	832,661	720,252
Class G 4% 6/15/45 (c)(g)	805,000	218,692
Series 2013-LC11:
Class D, 4.1673% 4/15/46 (c)(d)	1,316,000	589,568
Class F, 3.25% 4/15/46 (c)(d)(g)	482,000	47,932
Series 2014-DSTY Class E, 3.8046% 6/10/27 (c)(d)(g)	924,000	2,254
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(g)	961,000	192,127
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (c)(g)	1,406,000	499,130
Merit floater Series 2021-STOR Class G, CME Term SOFR 1 Month Index + 2.860% 8.1995% 7/15/38 (d)(e)(g)	250,000	236,339
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0494% 4/15/38 (d)(e)(g)	640,209	617,756
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6494% 4/15/38 (d)(e)(g)	780,427	745,183
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, CME Term SOFR 1 Month Index + 3.950% 9.292% 1/15/27 (d)(e)(g)	1,423,941	1,333,226
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.4251% 11/15/45 (d)(g)	2,000,000	1,615,989
Series 2012-C6, Class F, 4.4251% 11/15/45 (d)(g)	1,000,000	548,494
Series 2013-C13:
Class D, 4.8808% 11/15/46 (d)(g)	2,994,000	2,749,931
Class E, 4.8808% 11/15/46 (d)(g)	659,000	578,928
Series 2013-C9 Class C, 3.7545% 5/15/46 (d)	625,000	456,250
Morgan Stanley Capital I Trust:
Series 2011-C2:
Class D, 5.2113% 6/15/44 (d)(g)	1,306,776	1,194,336
Class F, 5.2113% 6/15/44 (c)(d)(g)	1,467,000	583,215
Class XB, 0.4553% 6/15/44 (d)(g)(i)	22,855,987	76,796
Series 2011-C3:
Class E, 4.9443% 7/15/49 (d)(g)	231,134	214,476
Class F, 4.9443% 7/15/49 (d)(g)	636,000	537,548
Class G, 4.9443% 7/15/49 (c)(d)(g)	979,600	700,508
Series 2015-MS1 Class D, 4.023% 5/15/48 (d)(g)	2,045,000	1,129,660
Series 2016-BNK2 Class C, 3% 11/15/49 (g)	2,346,000	968,132
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(g)	1,000,000	606,917
Natixis Commercial Mortgage Securities Trust floater Series 2018-FL1 Class WAN2, CME Term SOFR 1 Month Index + 3.790% 9.1315% 6/15/35 (d)(e)(g)	113,725	21,429
OPG Trust floater Series 2021-PORT Class J, CME Term SOFR 1 Month Index + 3.460% 8.7955% 10/15/36 (d)(e)(g)	332,921	316,764
PKHL Commercial Mortgage Trust floater Series 2021-MF Class G, CME Term SOFR 1 Month Index + 4.460% 9.7995% 7/15/38 (c)(d)(e)(g)	500,000	381,343
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (g)	250,000	187,874
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	769,495	767,156
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/39 (d)(g)	2,000,000	1,425,476
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7143% 10/15/38 (d)(e)(g)	1,573,000	1,462,348
Series 2021-MFP2 Class J, CME Term SOFR 1 Month Index + 4.020% 9.364% 11/15/36 (d)(e)(g)	1,000,000	956,052
STWD Trust floater sequential payer Series 2021-LIH Class G, CME Term SOFR 1 Month Index + 4.310% 9.649% 11/15/36 (d)(e)(g)	1,280,000	1,197,853
TPGI Trust floater Series 2021-DGWD Class G, CME Term SOFR 1 Month Index + 3.960% 9.3045% 6/15/26 (d)(e)(g)	940,800	906,207
UBS Commercial Mortgage Trust Series 2012-C1:
Class E, 5% 5/10/45 (c)(d)(g)	900,246	698,816
Class F, 5% 5/10/45 (c)(d)(g)	399,000	15,960
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (d)(g)	1,817,000	1,445,875
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/49 (c)(g)	1,260,000	386,020
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(d)	45,000	1,221
Series 2011-C3 Class D, 5.8545% 3/15/44 (c)(d)(g)	843,916	255,285
Series 2013-C11 Class E, 4.0537% 3/15/45 (c)(d)(g)	53,000	27,783
Series 2013-C13 Class D, 4.044% 5/15/45 (c)(d)(g)	45,000	37,077
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(g)	1,168,000	955,256
Class PR2, 3.516% 6/5/35 (d)(g)	459,000	359,265
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $78,266,034)		56,207,538

Bank Loan Obligations - 4.3%
	Principal Amount (f)	Value ($)
FINANCIALS - 4.3%
Financial Services - 4.3%
Agellan Portfolio 9% 8/7/25 (c)(j)	1,217,000	1,217,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3322% 1/9/24 (c)(d)(e)(j)	7,110,539	6,683,895
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8791% 1/21/27 (c)(d)(e)(j)	1,691,731	1,691,731
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(j)	5,305,035	795,755
		10,388,381
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3241% 1/31/30 (d)(e)(j)	20,000	19,150
TOTAL BANK LOAN OBLIGATIONS (Cost $15,342,047)		10,407,531

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (k)	9,282,589	9,284,445
Fidelity Securities Lending Cash Central Fund 5.40% (k)(l)	37,696	37,700
TOTAL MONEY MARKET FUNDS (Cost $9,322,145)		9,322,145

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $288,427,767)	239,008,083
NET OTHER ASSETS (LIABILITIES) - 1.8%	4,416,603
NET ASSETS - 100.0%	243,424,686

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,778,773 or 33.2% of net assets.

(h)	Non-income producing - Security is in default.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	42,034,884	49,093,011	81,843,450	315,223	-	-	9,284,445	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	37,700	2,204	2,204	1,301	-	-	37,700	0.0%
Total	42,072,584	49,095,215	81,845,654	316,524	-	-	9,322,145

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.